Segment Information - Reconciliation from Consolidated Net Income (Loss) Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues		$ 8,045		$ 7,003		$ 14,818		$ 12,788	[1]
Net income	[2]	408		236	[1]	610		282	[1],[3]
Add back:
Income tax (expense)		118		110		181		161	[1]
Interest expenses of Industrial Activities, net of interest income and eliminations		88		121		181		224
Foreign exchange losses, net		97		24		122		56
Finance and non-service component of Pension and OPEB costs		(4)	[4]	22		14	[4]	45
Adjustments:
Restructuring expenses		5		12		8		24	[1]
Adjusted EBIT		712		525		1,116		792
Depreciation and amortization		179		177		364		354
Depreciation of assets on operating lease and assets sold with buy-back commitment		155		141		323		280
Adjusted EBITDA		1,046		843		1,803		1,426
Total Industrial Activities		7,579		6,525		13,879		11,815	[1]
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Revenues		(32)		(24)		(61)		(41)
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		(32)		(24)		(61)		(41)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Revenues		7,602		6,554		13,929		11,880
Net income		408		236		610		282
Add back:
Income tax (expense)		79		69		102		82
Adjustments:
Restructuring expenses		5		11		8		22
Total Industrial Activities		7,579		6,525		13,879		11,815
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	[2]	306		149		405		108
Add back:
Income tax (expense)		79		69		102		82
Interest expenses of Industrial Activities, net of interest income and eliminations		88		121		181		224
Foreign exchange losses, net		97		24		122		56
Finance and non-service component of Pension and OPEB costs		(4)	[4]	22		14	[4]	45
Adjustments:
Restructuring expenses		5		11		8		22
Adjusted EBIT		571		396		832		537
Depreciation and amortization		177		176		361		352
Depreciation of assets on operating lease and assets sold with buy-back commitment		95		78		197		152
Adjusted EBITDA		843		650		1,390		1,041
Total Industrial Activities		7,579		6,525		13,879		11,815
Industrial Activities [Member] | Eliminations and other [Member]
Adjustments:
Adjusted EBIT		(58)		(41)		(127)		(75)
Depreciation and amortization		1				1
Adjusted EBITDA		(57)		(41)		(126)		(75)
Total Industrial Activities		(639)		(625)		(1,281)		(1,203)
Industrial Activities [Member] | Agricultural Equipment [Member]
Adjustments:
Total Industrial Activities		3,312		2,766		5,891		5,006
Industrial Activities [Member] | Agricultural Equipment [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses		1		5		1		10
Adjusted EBIT		396		261		582		376
Depreciation and amortization		75		76		154		155
Depreciation of assets on operating lease and assets sold with buy-back commitment		1				1
Adjusted EBITDA		472		337		737		531
Total Industrial Activities		3,312		2,766		5,891		5,006
Industrial Activities [Member] | Construction Equipment [Member]
Adjustments:
Total Industrial Activities		799		650		1,481		1,152
Industrial Activities [Member] | Construction Equipment [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses				1				4
Adjusted EBIT		33		7		33		(24)
Depreciation and amortization		15		16		31		32
Adjusted EBITDA		48		23		64		8
Total Industrial Activities		799		650		1,481		1,152
Industrial Activities [Member] | Commercial Vehicles [Member]
Adjustments:
Total Industrial Activities		2,889		2,598		5,384		4,723
Industrial Activities [Member] | Commercial Vehicles [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses		3		4		6		7
Adjusted EBIT		92		72		141		89
Depreciation and amortization		53		53		108		104
Depreciation of assets on operating lease and assets sold with buy-back commitment		94		78		196		152
Adjusted EBITDA		239		203		445		345
Total Industrial Activities		2,889		2,598		5,384		4,723
Industrial Activities [Member] | Powertrain [Member]
Adjustments:
Total Industrial Activities		1,218		1,136		2,404		2,137
Industrial Activities [Member] | Powertrain [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses		1		1		1		1
Adjusted EBIT		108		97		203		171
Depreciation and amortization		33		31		67		61
Adjusted EBITDA		141		128		270		232
Total Industrial Activities		1,218		1,136		2,404		2,137
Financial Services [Member]
Segment Reporting Information [Line Items]
Revenues		498		502		1,000		1,014
Net income		102		87		205		174
Add back:
Income tax (expense)		39		41		79		79
Adjustments:
Restructuring expenses				1				2
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		498		502		1,000		1,014
Net income	[2]	102		87		205		174
Add back:
Income tax (expense)		39		41		79		79
Adjustments:
Restructuring expenses				1				2
Adjusted EBIT		141		129		284		255
Depreciation and amortization		2		1		3		2
Depreciation of assets on operating lease and assets sold with buy-back commitment		60		63		126		128
Adjusted EBITDA		$ 203		193		$ 413		385
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Revenues				$ (24)				$ (41)

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[4]	This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.